INCOME/(LOSS) PER SHARE (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Sep. 30, 2023 $ / shares	Sep. 30, 2023 CNY (¥) ¥ / shares shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares
Denominator:
Average common stock outstanding - basic		6,546,153	5,773,094	5,617,424
Average common stock outstanding - diluted		6,562,278	5,773,094	5,617,424
Basic and Diluted Per Share Data:
Basic loss per share attributable to Origin Agritech Limited | (per share)	$ 1.18	¥ 8.45	¥ (1.09)	¥ (16.29)
Diluted loss per share attributable to Origin Agritech Limited | (per share)	$ 1.17	¥ 8.43	¥ (1.09)	¥ (16.29)
Origin Agritech Limited
Numerator:
Net loss attributable to Origin Agritech Limited | ¥		¥ 55,332	¥ (6,265)	¥ (91,529)
Denominator:
Average common stock outstanding - basic		6,546,153	5,773,094	5,617,424
Average common stock outstanding - diluted		6,546,153	5,773,094	5,617,424
Basic and Diluted Per Share Data:
Basic loss per share attributable to Origin Agritech Limited | ¥ / shares		¥ 8.45	¥ (1.09)	¥ (16.29)
Diluted loss per share attributable to Origin Agritech Limited | ¥ / shares		¥ 8.45	¥ (1.09)	¥ (16.29)